NET INCOME PER SHARE (Details) RUB / shares in Units, $ / shares in Units, RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 RUB RUB / shares shares	Dec. 31, 2015 RUB RUB / shares shares	Dec. 31, 2014 RUB RUB / shares shares
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	2,362,417	2,362,417	4,652,546	1,558,500
Net income, allocated for basic	$ 112.0	RUB 6,798	RUB 9,679	RUB 17,020
Weighted average ordinary shares outstanding-basic	320,788,967	320,788,967	318,541,887	319,336,782
Dilutive effect of:
Weighted average ordinary shares outstanding-diluted	326,136,949	326,136,949	323,713,437	325,610,277
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUB per share) | (per share)	$ 0.35	RUB 21.19	RUB 30.39	RUB 53.30
Diluted (in USD or RUB per share) | (per share)	$ 0.34	RUB 20.84	RUB 29.90	RUB 52.27
Class A
NET INCOME PER SHARE
Net income, allocated for basic	$ 96.0	RUB 5,825	RUB 7,992	RUB 13,300
Reallocation of net income as a result of conversion of Class B to Class A shares	16.0	973	1,687	3,720
Net income, allocated for diluted	$ 112.0	RUB 6,798	RUB 9,679	RUB 17,020
Weighted average ordinary shares outstanding-basic	274,863,606	274,863,606	263,033,597	249,543,232
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)	45,925,361	45,925,361	55,508,290	69,793,550
Share-Based Awards (in shares)	5,347,982	5,347,982	5,171,550	6,273,495
Weighted average ordinary shares outstanding-diluted	326,136,949	326,136,949	323,713,437	325,610,277
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUB per share) | (per share)	$ 0.35	RUB 21.19	RUB 30.39	RUB 53.30
Diluted (in USD or RUB per share) | (per share)	$ 0.34	RUB 20.84	RUB 29.90	RUB 52.27
Class B
NET INCOME PER SHARE
Net income, allocated for basic	$ 16.0	RUB 973	RUB 1,687	RUB 3,720
Reallocation of net income to Class B shares | RUB		(1)	11	32
Net income, allocated for diluted	$ 16.0	RUB 972	RUB 1,698	RUB 3,752
Weighted average ordinary shares outstanding-basic	45,925,361	45,925,361	55,508,290	69,793,550
Dilutive effect of:
Share-Based Awards (in shares)	694,042	694,042	1,258,731	1,988,808
Weighted average ordinary shares outstanding-diluted	46,619,403	46,619,403	56,767,021	71,782,358
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUB per share) | (per share)	$ 0.35	RUB 21.19	RUB 30.39	RUB 53.30
Diluted (in USD or RUB per share) | (per share)	$ 0.34	RUB 20.84	RUB 29.90	RUB 52.27